RELATED PARTY TRANSACTIONS - Summary of Awards Held by Related Parties (Details) - Key management and directors - shares	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Transactions Between Related Parties [Line Items]
Share options held by key management, executive directors and non-executive directors (in shares)	4,904,732	4,700,108
RSUs
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards held by key management and directors (in shares)	1,174,143	365,356
Restricted shares
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards held by key management and directors (in shares)	203,253	44,086